CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross proceeds	$138,000,000
Less:
Proceeds allocated to Public Warrants	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter	(9,150,115)
Plus:
Accretion of carrying value to redemption value	19,155,115
Class A common stock subject to possible redemption - December 31, 2021	139,380,000
Increase in redemption value of Class A common stock subject to possible redemption	803,110
Class A common stock subject to possible redemption - September 30, 2022	$140,183,110

Gross proceeds	$138,000,000
Less:
Proceeds allocated to Public Warrants	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter	(10,787,717)
Plus:
Fair value adjustment of carrying value of Class A ordinary shares to redemption value	20,792,717
Class A ordinary shares subject to possible redemption	$139,380,000